General (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 04, 2022	May 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 24, 2021
General [Abstract]
Working capital deficit				$ 10,400	$ 1,000
Accumulated deficit				8,200	4,500
Operating activity				$ 4,900	$ 900
Ordinary shares issued (in Shares)	4,244,048
Purchase to ordinary shares (in Shares)	4,244,048
Aggregate gross proceeds						$ 1,500
Underwriting discounts	$ 1,350
Other offering costs	$ 1,350
Total amount		$ 1,400	$ 1,400
IPO [Member]
General [Abstract]
Description, of initial public offering	In connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 ordinary shares, no par value per share (“Ordinary Shares”), and warrants (“Warrants”) to purchase up to 4,244,048 Ordinary Shares.
Net proceeds	$ 15,100
Warrant [Member]
General [Abstract]
Aggregate gross proceeds	$ 17,800